OTHER LONG-TERM DEBT (Loans to TPSCo from Japanese Institutions) (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2016 USD ($)
TPSCo [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 100,000
TPSCo [Member] | Term Loan 2014[Member]
Debt Instrument [Line Items]
Outstanding principal			$ 33,000
TPSCo [Member] | Term Loan 2014[Member] | JPY [Member]
Debt Instrument [Line Items]
Outstanding principal | ¥					¥ 8,800,000
TPSCo [Member] | Term Loan 2015 [Member]
Debt Instrument [Line Items]
Maturity term	5 years
Outstanding principal			65,000
TPSCo [Member] | Term Loan 2015 [Member] | JPY [Member]
Debt Instrument [Line Items]
Outstanding principal | ¥					¥ 8,500,000
TPSCo [Member] | Term Loan 2018 [Member]
Debt Instrument [Line Items]
Maturity term		7 years
Outstanding principal		$ 100,000
Basis spread over variable interest rate		1.95%
TPSCo [Member] | Term Loan 2018 [Member] | JPY [Member]
Debt Instrument [Line Items]
Outstanding principal | ¥				¥ 11,000,000
JA Mitsui Leasing Capital Corporation [Member] | Loan to TJT [Member]
Debt Instrument [Line Items]
Outstanding principal			$ 40,000			$ 40,000
Basis spread over variable interest rate			2.00%